Intangable Assets, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 58,995,007	$ 4,645,574
Accumulated amortization and impairment	6,231,009	3,491,377
Net carrying value	52,763,998	1,154,197
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,179,437	3,339,523
Accumulated amortization and impairment	3,178,785	2,185,438
Net carrying value	652	1,154,085
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	1,243,443	1,306,051
Accumulated amortization and impairment	1,243,443	1,305,939
Net carrying value		$ 112
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	54,572,127
Accumulated amortization and impairment	1,808,781
Net carrying value	$ 52,763,346